Equity (Details Textual)			1 Months Ended					12 Months Ended
	Aug. 02, 2016 USD ($) shares	Aug. 07, 2015 USD ($) $ / shares shares	Nov. 29, 2017 USD ($) $ / shares shares	Nov. 30, 2016 USD ($)	Nov. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2016 CNY (¥) shares	Dec. 31, 2017 USD ($) m²	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($) m² $ / shares shares	Dec. 31, 2015 USD ($) m²	Dec. 31, 2015 CNY (¥) m²	Jan. 10, 2016	Jul. 31, 2015
Equity (Textual)
Appropriations to the statutory surplus reserve, description								Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity's registered capital.	Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity's registered capital.
Restricted amounts								$ 1,989,475		$ 1,033,524
Common shares of value issued								14,270,194
Cash proceeds										4,457,500
Payments to original shareholders of Beijing REIT										3,466,260
Capital contribution by the original shareholders								900,000
Initial public offering shares of common stock								$ 16,100,000
Land use right | m²								306,000		306,000	206,667	206,667
IPO [Member]
Equity (Textual)
Common shares issued | shares			3,220,000
Common share price | $ / shares			$ 5.00
Initial public offering shares of common stock			$ 16,100,000
Net proceeds			$ 14,300,000
Unrelated Third Party [Member]
Equity (Textual)
Common share price | $ / shares						$ 4
Common stock to settle a loan payable, shares | shares						800,000	800,000
Common stock to settle a loan payable, amount						$ 3,200,000	¥ 21,240,000
Unrelated Investor [Member]
Equity (Textual)
Common shares issued | shares										900,000
Common shares of value issued										$ 3,600,000
Common share price | $ / shares										$ 4
Incorporator [Member]
Equity (Textual)
Common shares issued | shares		10,000
Cash proceeds		$ 10
Common share price | $ / shares		$ 0.001
Majority Shareholder [Member]
Equity (Textual)
Common shares issued | shares	17,830,000
Cash proceeds	$ 0.25							$ 4,457,500
Payments to original shareholders of Beijing REIT								3,466,260	¥ 24,000,000
REIT Holdings [Member]
Equity (Textual)
Majority shareholders of interest rate										15.68%
Deposit made to Venture Business International										$ 565,000
Non-controlling equity interest value										$ 3,300,000
Beijing REIT [Member]
Equity (Textual)
Equity interest, percentage														70.00%
REIT Xinyi [Member]
Equity (Textual)
Equity interest, percentage											30.00%	30.00%
Capital contribution from noncontrolling shareholders				$ 2,218,617	¥ 15,000,000						$ 48,240	¥ 300,000
Land use right | m²											206,667	206,667
Ownership interest											30.00%	30.00%
REIT Changjiang [Member]
Equity (Textual)
Ownership interest													84.32%
PRC Statutory Laws [Member]
Equity (Textual)
Restricted amounts								$ 1,918,877